DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING (Details 8) - Colombia Branch [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	$ 44,499
Ineffective Portion
Investment In Foreign Operation [Member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	44,499	13,622
Ineffective Portion
1Year [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,398,065	1,235,997
1Year [Member] | Investment In Foreign Operation [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,398,065	1,235,997
1 to 3 Years [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
1 to 3 Years [Member] | Investment In Foreign Operation [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
3 to 6 Years [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
3 to 6 Years [Member] | Investment In Foreign Operation [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Over Six Years [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Over Six Years [Member] | Investment In Foreign Operation [Member]
Disclosure of detailed information about hedged items [line items]
Notional value